Other Expenses - Summary of Other Expenses (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Other Expense [Line Items]
Stamp duty and other costs on the acquisition of the Yilgarn South assets				$ 27.4
Facility charges	[1]			23.5
Regulatory legal fees	[2]	$ 0.1	$ 7.1	11.1
Social contributions and sponsorships		12.2	12.3	11.4
Other		14.9	24.8	30.8
Total other costs		$ 27.2	$ 44.2	$ 104.2

[1]	Facility charges on cancellation of the $1 billion and $500 million facilities associated with the spin-off of Sibanye Gold in fiscal 2013.
[2]	Legal fees paid as a result of the Gold Fields Board examination and regulatory investigation relating to the South Deep Black Economic Empowerment transaction.